Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000116046 [Member] | Broadcom Inc 0 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116046 [Member] | Eli Lilly And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000116046 [Member] | Williams Cos Inc 0 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116046 [Member] | AbbVie Inc 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116046 [Member] | Microsoft Corp 0 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116046 [Member] | Johnson And Johnson 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116046 [Member] | Procter And Gamble Co 1 06 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116046 [Member] | Mondelez International Inc Class A 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116046 [Member] | JPMorgan Chase And Co 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116046 [Member] | Travelers Cos Inc 1 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000116046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116046 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000116046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000116046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000116046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000116046 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000116046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116046 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000116045 [Member] | Broadcom Inc 0 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116045 [Member] | Eli Lilly And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000116045 [Member] | Williams Cos Inc 0 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116045 [Member] | AbbVie Inc 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116045 [Member] | Microsoft Corp 0 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116045 [Member] | Johnson And Johnson 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116045 [Member] | Procter And Gamble Co 1 06 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116045 [Member] | Mondelez International Inc Class A 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116045 [Member] | JPMorgan Chase And Co 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116045 [Member] | Travelers Cos Inc 1 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000116045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116045 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000116045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000116045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000116045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000116045 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000116045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000116044 [Member] | Broadcom Inc 0 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116044 [Member] | Eli Lilly And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000116044 [Member] | Williams Cos Inc 0 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116044 [Member] | AbbVie Inc 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116044 [Member] | Microsoft Corp 0 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116044 [Member] | Johnson And Johnson 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116044 [Member] | Procter And Gamble Co 1 06 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116044 [Member] | Mondelez International Inc Class A 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116044 [Member] | JPMorgan Chase And Co 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116044 [Member] | Travelers Cos Inc 1 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000116044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116044 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000116044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000116044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000116044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000116044 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000116044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%